Annual Fund Operating Expenses	Apr. 30, 2026
Protective Life Dynamic Allocation Series – Conservative Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
Protective Life Dynamic Allocation Series – Conservative Portfolio | Protective Life Dynamic Allocation Series - Conservative Portfolio Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.45%
Acquired Fund Fees and Expenses	0.07%	[1]
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	0.27%	[2],[3]
Net Expenses (as a percentage of Assets)	0.90%	[2],[3]
Protective Life Dynamic Allocation Series - Moderate Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
Protective Life Dynamic Allocation Series - Moderate Portfolio | Protective Life Dynamic Allocation Series - Moderate Portfolio Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.08%	[4]
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	0.01%	[5],[6]
Net Expenses (as a percentage of Assets)	0.90%	[5],[6]
Protective Life Dynamic Allocation Series - Growth Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
Protective Life Dynamic Allocation Series - Growth Portfolio | Protective Life Dynamic Allocation Series - Growth Portfolio Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.46%
Acquired Fund Fees and Expenses	0.11%	[7]
Expenses (as a percentage of Assets)	1.22%
Fee Waiver or Reimbursement	0.32%	[8],[9]
Net Expenses (as a percentage of Assets)	0.90%	[8],[9]

[1]	“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which the Portfolio invests or has invested during the period. Acquired fund fees and expenses are indirect expenses the Portfolio incurs as a result of investing in shares of an underlying fund. The Portfolio’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in Acquired Funds.
[2]	The Adviser has contractually agreed to waive and/or reimburse a portion of the Portfolio’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange-traded funds (“ETFs”) with respect to the Portfolio’s investment in such affiliated ETF, less certain asset-based operating fees and expenses. The fee waiver agreement will remain in effect at least until May 1, 2027. The fee waiver agreement may be modified or terminated prior to this date only at the discretion of the Board of Trustees.
[3]	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding the distribution and shareholder servicing/administrative fees payable pursuant to the Transfer Agency Agreement, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.55% at least until May 1, 2027. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
[4]	“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which the Portfolio invests or has invested during the period. Acquired fund fees and expenses are indirect expenses the Portfolio incurs as a result of investing in shares of an underlying fund. The Portfolio’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in Acquired Funds.
[5]	The Adviser has contractually agreed to waive and/or reimburse a portion of the Portfolio’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange-traded funds (“ETFs”) with respect to the Portfolio’s investment in such affiliated ETF, less certain asset-based operating fees and expenses. The fee waiver agreement will remain in effect at least until May 1, 2027. The fee waiver agreement may be modified or terminated prior to this date only at the discretion of the Board of Trustees.
[6]	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding the distribution and shareholder servicing/administrative fees payable pursuant to the Transfer Agency Agreement, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.55% at least until May 1, 2027. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
[7]	“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which the Portfolio invests or has invested during the period. Acquired fund fees and expenses are indirect expenses the Portfolio incurs as a result of investing in shares of an underlying fund. The Portfolio’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in Acquired Funds.
[8]	The Adviser has contractually agreed to waive and/or reimburse a portion of the Portfolio’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange-traded funds (“ETFs”) with respect to the Portfolio’s investment in such affiliated ETF, less certain asset-based operating fees and expenses. The fee waiver agreement will remain in effect at least until May 1, 2027. The fee waiver agreement may be modified or terminated prior to this date only at the discretion of the Board of Trustees.
[9]	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding the distribution and shareholder servicing/administrative fees payable pursuant to the Transfer Agency Agreement, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.55% at least until May 1, 2027. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.